Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.90%
Innovator U.S. Equity Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator U.S. Equity Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)